Capital management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of Group Monitors Capital using Liabilities to Assets Ratio

The liabilities to assets ratio at December 31, 2024 and 2025 were as follows:

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Total liabilities	20,376,534	21,365,309
Total assets	45,379,852	45,352,421
Liabilities to assets ratio	44.90%	47.11%